Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Fair value of plan assets	$ 3,428	$ 2,857
Net plan obligations	(629)	(701)	$ (954)
Net plan surpluses	85	7
Net plan obligations	(714)	(708)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Net plan obligations	(119)	(112)	$ (142)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(4,029)	(3,547)
Fair value of plan assets	3,428	2,857
Net plan obligations	(601)	(690)
Net plan surpluses	83	5
Net plan obligations	(684)	(695)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(3,628)	(3,164)
Fair value of plan assets	3,428	2,857
Net plan obligations	(200)	(307)
Net plan surpluses	83	5
Net plan obligations	(283)	(312)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(299)	(279)
Net plan obligations	(299)	(279)
Net plan obligations	(299)	(279)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(102)	(104)
Net plan obligations	(102)	(104)
Net plan obligations	$ (102)	$ (104)